Post-Employment Benefits - Summary of Defined Benefit Plan Expense (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019
Pension plan [member]
Disclosure of defined benefit plans [line items]
Current service cost	$ 280	$ 277	$ 218
Past service cost	(1)	(20)	1
Interest cost on defined benefit obligation	267	268	303
Interest income on plan assets	(282)	(277)	(323)
Special termination benefits		10
Plan administration costs	8	7	6
Loss on settlements			1
Net defined benefit plan expense recognized in net income	272	265	206
Other post employment benefit plans [member]
Disclosure of defined benefit plans [line items]
Current service cost	7	14	11
Past service cost	9	(77)
Interest cost on defined benefit obligation	17	20	24
Net defined benefit plan expense recognized in net income	$ 33	$ (43)	$ 35